Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 85.6%
Aerospace & Defense - 1.4%
Airbus SE	2,031	$297,436
BAE Systems PLC	26,252	435,762
CAE, Inc. *	2,562	48,151
Dassault Aviation SA	523	107,983
Elbit Systems Ltd.	179	35,649
Embraer SA *	4,637	41,050
Kongsberg Gruppen ASA	947	92,788
Leonardo SpA	2,282	50,987
Rheinmetall AG	36	19,543
Rolls-Royce Holdings PLC *	66,755	472,064
Safran SA	1,753	413,004
Thales SA	194	30,864
		2,045,281
Air Freight & Logistics - 0.1%
CJ Logistics Corp.	69	4,912
Deutsche Post AG	1,871	83,588
NIPPON EXPRESS HOLDINGS, Inc.	2,400	126,527
		215,027
Automobile Components - 0.2%
HL Mando Co. Ltd.	497	13,986
Hyundai Mobis Co. Ltd.	743	123,578
Magna International, Inc.	3,170	130,184
Valeo SE	5,411	65,341
		333,089
Automobiles - 1.6%
BYD Co. Ltd., Class H	8,000	292,295
Ferrari NV	375	175,652
Geely Automobile Holdings Ltd.	73,000	114,469
Great Wall Motor Co. Ltd., Class H	55,000	102,671
Honda Motor Co. Ltd.	17,300	182,325
Hyundai Motor Co.	285	53,177
Kia Corp.	1,428	109,090
Li Auto, Inc., Class A *	2,800	38,968
Mercedes-Benz Group AG	816	52,857
SAIC Motor Corp. Ltd., Class A	74,600	155,556
Stellantis NV	10,809	149,682
Subaru Corp.	3,700	64,202
Suzuki Motor Corp.	10,300	114,673
Toyota Motor Corp.	38,500	684,328
		2,289,945
Banks - 10.6%
ABN AMRO Bank NV, CVA (a)	1,733	31,342
Absa Group Ltd.	338	3,441
Banca Monte dei Paschi di Siena SpA	28,579	165,283
Banco Bilbao Vizcaya Argentaria SA	38,663	418,899
Banco BPM SpA	2,272	15,361
Banco Bradesco SA	14,933	36,004
Banco de Sabadell SA	54,682	116,502
Banco do Brasil SA	2,712	13,585
Banco Santander Brasil SA	9,764	50,902

	Shares/ Principal	Fair Value

Banks (continued)
Banco Santander SA	179,877	$923,558
Bangkok Bank PCL, NVDR	17,500	81,851
Bank Central Asia TBK PT	656,000	447,371
Bank Hapoalim BM	16,272	163,127
Bank Leumi Le-Israel BM	4,473	43,820
Bank Mandiri Persero TBK PT	449,100	205,417
Bank Negara Indonesia Persero TBK PT	87,800	31,026
Bank of China Ltd., Class H	196,000	92,606
Bank of Montreal	3,259	294,407
Bank of Nova Scotia (The)	5,248	286,262
Bank Rakyat Indonesia Persero TBK PT	530,600	173,479
Bankinter SA	7,501	66,369
Barclays PLC	100,893	303,890
BAWAG Group AG *,(a)	1,671	129,705
BNP Paribas SA	7,943	545,628
BOC Hong Kong Holdings Ltd.	48,000	153,872
CaixaBank SA	32,542	194,812
Capitec Bank Holdings Ltd.	595	105,120
China CITIC Bank Corp. Ltd., Class H	83,000	53,000
China Construction Bank Corp., Class H	482,000	364,874
China Merchants Bank Co. Ltd., Class H	41,500	205,964
CIMB Group Holdings BHD	53,200	103,858
Commonwealth Bank of Australia	189	17,752
Credit Agricole SA	14,442	221,220
DBS Group Holdings Ltd.	11,930	354,085
Erste Group Bank AG	5,110	280,874
Grupo Financiero Banorte SAB de CV, Class O	16,871	120,615
Hana Financial Group, Inc.	697	31,340
Hong Leong Bank BHD	4,200	21,960
HSBC Holdings PLC	83,895	753,068
Industrial & Commercial Bank of China Ltd., Class H	355,000	212,063
ING Groep NV	6,399	116,223
Intesa Sanpaolo SpA	74,733	320,070
Israel Discount Bank Ltd., Class A	3,385	18,974
Japan Post Bank Co. Ltd.	7,600	71,091
KakaoBank Corp.	1,396	22,578
KB Financial Group, Inc.	1,199	74,175
KBC Group NV	1,851	147,540
Lloyds Banking Group PLC	48,418	38,188
Malayan Banking BHD	108,000	274,485
Mediobanca Banca di Credito Finanziario SpA	18,462	315,764
Mitsubishi UFJ Financial Group, Inc.	62,400	634,077
Mizrahi Tefahot Bank Ltd.	2,927	114,493
Mizuho Financial Group, Inc.	28,700	589,088
NatWest Group PLC	20,226	93,301
Nedbank Group Ltd.	2,444	42,401
Nordea Bank Abp	28,211	333,425

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Banks (continued)
OTP Bank Nyrt	3,407	$178,654
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	23,946
Public Bank BHD	211,900	234,331
Resona Holdings, Inc.	11,200	78,112
RHB Bank BHD	73,700	110,456
Royal Bank of Canada	5,307	663,105
Shinhan Financial Group Co. Ltd.	2,179	92,479
Societe Generale SA	5,147	128,385
Standard Bank Group Ltd.	17,496	246,056
Standard Chartered PLC	12,625	134,291
Sumitomo Mitsui Financial Group, Inc.	26,100	555,610
Sumitomo Mitsui Trust Holdings, Inc.	7,400	175,429
Svenska Handelsbanken AB, Class A	8,252	84,868
Swedbank AB, Class A	9,908	210,445
TMBThanachart Bank PCL, NVDR	488,400	29,901
Toronto-Dominion Bank (The)	7,684	486,425
UniCredit SpA	9,007	395,707
United Overseas Bank Ltd.	6,700	168,127
		15,036,512
Beverages - 1.3%
Ambev SA	78,711	189,775
Arca Continental SAB de CV	5,506	51,675
Asahi Group Holdings Ltd.	1,500	19,699
China Resources Beer Holdings Co. Ltd.	4,000	17,509
Coca-Cola Femsa SAB de CV	6,091	54,061
Fomento Economico Mexicano SAB de CV	12,714	125,914
Kirin Holdings Co. Ltd.	2,600	39,734
Kweichow Moutai Co. Ltd., Class A	1,300	323,884
Pernod Ricard SA	1,251	189,322
Primo Water Corp.	9,275	234,252
Suntory Beverage & Food Ltd.	1,100	41,481
Wuliangye Yibin Co. Ltd., Class A	23,300	539,685
		1,826,991
Biotechnology - 0.8%
Akeso, Inc. *,(a)	1,000	8,832
Argenx SE *	156	84,545
BeiGene Ltd. *	1,600	29,806
Celltrion, Inc.	758	113,263
CSL Ltd.	2,728	541,799
Genmab A/S *	552	133,878
Innovent Biologics, Inc. *,(a)	7,000	42,446
Swedish Orphan Biovitrum AB *	3,400	109,682
Zai Lab Ltd. *	4,030	9,868
		1,074,119
Broadline Retail - 2.3%
Alibaba Group Holding Ltd.	84,400	1,195,237
Canadian Tire Corp. Ltd., Class A	823	98,745
Dollarama, Inc.	3,972	407,329

	Shares/ Principal	Fair Value

Broadline Retail (continued)
J Front Retailing Co. Ltd.	3,100	$33,516
JD.com, Inc., Class A	15,950	343,128
Naspers Ltd., Class N	490	119,281
Pan Pacific International Holdings Corp.	5,400	139,492
PDD Holdings, Inc., ADR *	803	108,252
Prosus NV *	4,602	201,642
Wesfarmers Ltd.	10,029	490,025
Woolworths Holdings Ltd.	22,801	90,119
		3,226,766
Building Products - 0.4%
Daikin Industries Ltd.	2,100	294,725
Kingspan Group PLC	1,598	150,434
Lixil Corp.	6,300	75,469
		520,628
Capital Markets - 2.1%
Amundi SA (a)	1,875	140,308
B3 SA - Brasil Bolsa Balcao	62,567	123,392
Brookfield Asset Management Ltd., Class A	545	25,795
Brookfield Corp.	11,075	588,858
Deutsche Bank AG	15,796	273,216
Deutsche Boerse AG	679	159,668
Euronext NV (a)	1,701	184,999
IG Group Holdings PLC	5,344	65,983
IGM Financial, Inc.	1,379	41,423
London Stock Exchange Group PLC	2,859	391,929
Macquarie Group Ltd.	3,406	549,070
Nomura Holdings, Inc.	23,100	119,990
Reinet Investments SCA	690	19,173
SBI Holdings, Inc.	1,000	23,035
Shenwan Hongyuan Group Co. Ltd., Class A	96,100	78,347
UBS Group AG	7,163	221,288
		3,006,474
Chemicals - 2.0%
Air Liquide SA	2,031	392,728
Arkema SA	351	33,493
Asahi Kasei Corp.	25,100	189,864
BASF SE	4,760	252,631
DSM-Firmenich AG	1,609	222,041
Evonik Industries AG	8,734	204,699
Givaudan SA	72	396,041
Hengli Petrochemical Co. Ltd., Class A	13,000	29,016
Hyosung Advanced Materials Corp.	30	6,642
Johnson Matthey PLC	5,049	103,009
LG Chem Ltd.	541	147,485
Mitsubishi Chemical Group Corp.	21,300	136,833
Nitto Denko Corp.	5,000	83,491
Nutrien Ltd.	4,672	224,756

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Chemicals (continued)
Shin-Etsu Chemical Co. Ltd.	5,100	$213,106
Sumitomo Chemical Co. Ltd.	83,500	237,879
		2,873,714
Commercial Services & Supplies - 0.2%
Brambles Ltd.	20,881	275,672
Communications Equipment - 0.1%
Nokia Oyj	24,577	107,632
ZTE Corp., Class A	5,600	24,863
		132,495
Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios SA	3,718	172,120
Bouygues SA	1,096	36,769
Eiffage SA	2,695	260,592
Kajima Corp.	5,700	106,616
Obayashi Corp.	7,400	93,793
Shimizu Corp.	2,600	17,877
Stantec, Inc.	4,174	336,034
Vinci SA	3,979	466,058
Worley Ltd.	13,482	138,707
		1,628,566
Construction Materials - 0.7%
Cemex SAB de CV, Series CPO	95,106	58,465
Heidelberg Materials AG	1,506	164,043
Holcim AG *	7,791	762,522
		985,030
Consumer Finance - 0.0%†
Muangthai Capital PCL, NVDR	8,800	13,537
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc.	3,477	192,439
Carrefour SA	21,665	370,184
Clicks Group Ltd.	2,219	51,117
Coles Group Ltd.	7,525	94,282
Empire Co. Ltd., Class A	5,873	179,674
George Weston Ltd.	1,359	228,353
Koninklijke Ahold Delhaize NV	858	29,713
Loblaw Cos., Ltd.	2,028	270,330
Marks & Spencer Group PLC	10,447	52,213
Tesco PLC	149,307	718,379
Wal-Mart de Mexico SAB de CV	21,599	65,462
		2,252,146
Containers & Packaging - 0.0%†
CCL Industries, Inc., Class B	329	20,079
Diversified Consumer Services - 0.0%†
New Oriental Education & Technology Group, Inc.	3,200	25,542
Diversified REITs - 0.1%
British Land Co. PLC (The)	13,211	77,155

	Shares/ Principal	Fair Value

Diversified Telecommunication Services - 1.7%
BCE, Inc.	2,434	$84,716
BT Group PLC	93,421	185,334
China Tower Corp. Ltd., Class H (a)	112,000	14,852
Deutsche Telekom AG	32,724	963,806
KT Corp.	2,015	61,943
Nippon Telegraph & Telephone Corp.	42,200	43,309
Singapore Telecommunications Ltd.	260,500	658,362
Telefonica Brasil SA	1,454	15,010
Telekom Malaysia BHD	38,800	63,232
Telenor ASA	11,672	149,603
Telia Co AB	23,623	76,532
Telstra Group Ltd.	36,146	97,296
		2,413,995
Electric Utilities - 1.2%
Acciona SA	1,290	183,562
CLP Holdings Ltd.	2,500	22,160
CPFL Energia SA	13,346	83,446
EDP SA	7,140	32,687
Emera, Inc.	3,955	156,010
Enel SpA	85,181	682,100
Energisa S/A	584	1,455
Energisa SA	4,781	39,524
Iberdrola SA	14,224	220,500
Kansai Electric Power Co., Inc. (The)	1,900	31,481
Korea Electric Power Corp. *	1,255	19,722
Tenaga Nasional BHD	45,700	160,036
		1,632,683
Electrical Equipment - 2.5%
ABB Ltd.	23,574	1,369,083
Legrand SA	296	34,125
Mitsubishi Electric Corp.	13,000	209,351
Nidec Corp.	4,400	92,466
Schneider Electric SE	3,497	921,848
Siemens Energy AG *	12,196	450,127
Vestas Wind Systems A/S *	12,980	287,311
WEG SA	15,393	154,388
		3,518,699
Electronic Equipment, Instruments & Components - 1.4%
BOE Technology Group Co. Ltd., Class A	987,600	629,206
Celestica, Inc. *	745	38,128
Delta Electronics Thailand PCL, NVDR	23,000	76,482
Foxconn Industrial Internet Co. Ltd.	23,800	85,449
Halma PLC	1,002	35,052
Hexagon AB, Class B	34,160	368,000
Keyence Corp.	100	47,791
Kyocera Corp.	3,400	39,458
LG Innotek Co. Ltd.	177	29,507
Murata Manufacturing Co. Ltd.	18,100	355,129

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
Samsung Electro-Mechanics Co. Ltd.	893	$90,481
Samsung SDI Co. Ltd.	165	47,758
Spectris PLC	636	23,273
Sunny Optical Technology Group Co. Ltd.	5,400	39,974
TDK Corp.	3,000	38,234
		1,943,922
Energy Equipment & Services - 0.0%†
Saipem SpA *	7,484	16,525
Tenaris SA	2,600	41,016
		57,541
Entertainment - 0.6%
Bilibili, Inc., Class Z *	660	16,467
Krafton, Inc. *	54	14,143
NCSoft Corp.	161	23,515
NetEase, Inc.	13,760	266,608
Netmarble Corp. *,(a)	287	13,058
Nexon Co. Ltd.	1,300	25,716
Nintendo Co. Ltd.	4,800	256,242
Sea Ltd., ADR *	1,931	182,055
		797,804
Financial Services - 0.9%
Adyen NV *,(a)	55	86,095
FirstRand Ltd.	37,438	180,450
Groupe Bruxelles Lambert NV	1,875	146,377
Industrivarden AB, Class A	1,877	69,476
Industrivarden AB, Class C	2,872	105,767
Investor AB, Class B	16,974	523,373
Mitsubishi HC Capital, Inc.	6,300	44,506
ORIX Corp.	5,900	136,858
Sofina SA	86	24,341
		1,317,243
Food Products - 1.8%
AVI Ltd.	6,917	44,153
China Mengniu Dairy Co. Ltd.	10,000	24,075
Chocoladefabriken Lindt & Spruengli AG	9	116,401
Danone SA	9,484	691,599
Grupo Bimbo SAB de CV, Series A	20,598	71,150
JBS SA	6,920	40,167
Kerry Group PLC, Class A	559	58,114
Kuala Lumpur Kepong BHD	6,300	31,381
Nestle SA	14,524	1,462,817
QL Resources BHD	15,525	17,620
		2,557,477
Gas Utilities - 0.1%
APA Group	3,257	17,534
Beijing Enterprises Holdings Ltd.	10,000	35,919
ENN Energy Holdings Ltd.	6,200	47,932

	Shares/ Principal	Fair Value

Gas Utilities (continued)
Korea Gas Corp. *	1,497	$53,346
Kunlun Energy Co. Ltd.	22,000	22,715
		177,446
Ground Transportation - 0.5%
Canadian National Railway Co.	1,329	155,797
Central Japan Railway Co.	13,300	308,418
TFI International, Inc.	1,667	228,588
		692,803
Health Care Equipment & Supplies - 1.1%
Cochlear Ltd.	1,244	243,451
EssilorLuxottica SA	605	143,550
Fisher & Paykel Healthcare Corp. Ltd.	3,264	72,166
Hartalega Holdings BHD	31,600	21,381
Hoya Corp.	900	124,486
Koninklijke Philips NV *	13,507	443,491
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,900	246,391
Sonova Holding AG	286	103,001
Terumo Corp.	9,300	175,545
		1,573,462
Health Care Providers & Services - 0.5%
Amplifon SpA	935	26,933
Fleury SA	37,416	106,014
Fresenius Medical Care AG	1,842	78,510
Fresenius SE & Co. KGaA *	7,614	290,873
IHH Healthcare BHD	66,600	115,643
Ramsay Health Care Ltd.	513	14,812
Sonic Healthcare Ltd.	2,953	55,785
		688,570
Hotels, Restaurants & Leisure - 1.5%
Aristocrat Leisure Ltd.	10,863	441,622
Compass Group PLC	9,065	291,095
Evolution AB (a)	242	23,826
Flight Centre Travel Group Ltd.	10,454	162,093
Jiumaojiu International Holdings Ltd. (a)	10,000	6,373
Just Eat Takeaway.com NV *,(a)	5,856	88,132
Kangwon Land, Inc.	2,715	35,232
Meituan, Class B *,(a)	31,510	697,743
Oriental Land Co. Ltd.	1,500	38,779
Sands China Ltd. *	17,600	45,136
Skylark Holdings Co. Ltd. *	7,500	121,146
Trip.com Group Ltd. *	2,645	167,196
		2,118,373
Household Durables - 1.2%
Electrolux AB, Class B *	6,137	59,659
LG Electronics, Inc.	378	30,149
Nikon Corp.	5,400	56,080
Panasonic Holdings Corp.	47,800	415,376
Sekisui House Ltd.	9,000	250,042
Sony Group Corp.	43,000	834,959

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Household Durables (continued)
Taylor Wimpey PLC	26,811	$59,087
		1,705,352
Household Products - 0.2%
Essity AB, Class B	1,481	46,300
Henkel AG & Co. KGaA	256	21,814
Reckitt Benckiser Group PLC	1,595	97,923
Unicharm Corp.	2,500	90,587
		256,624
Independent Power and Renewable Electricity Producers - 0.0%†
B Grimm Power PCL	10,800	8,055
RWE AG	1,095	39,938
		47,993
Industrial Conglomerates - 2.2%
Alfa SAB de CV, Class A	18,300	15,068
Astra International Tbk PT	189,700	63,275
CK Hutchison Holdings Ltd.	57,000	328,021
GS Holdings Corp.	764	24,859
Hikari Tsushin, Inc.	200	44,561
Hitachi Ltd.	37,700	996,530
Jardine Matheson Holdings Ltd.	4,200	164,052
Samsung C&T Corp.	646	68,073
Siemens AG	5,559	1,125,055
SK, Inc.	171	20,033
SM Investments Corp.	920	15,695
Smiths Group PLC	12,369	278,234
		3,143,456
Industrial REITs - 0.0%†
Warehouses De Pauw CVA	2,418	64,605
Insurance - 4.5%
Ageas SA/NV	1,721	92,041
AIA Group Ltd.	84,600	758,595
Allianz SE	2,756	907,371
Assicurazioni Generali SpA	3,176	91,982
Aviva PLC	2,568	16,658
AXA SA	747	28,787
BB Seguridade Participacoes SA	10,028	65,775
China Life Insurance Co. Ltd., Class H	64,000	128,700
Dai-ichi Life Holdings, Inc.	5,400	139,002
Fairfax Financial Holdings Ltd.	110	139,046
Great-West Lifeco, Inc.	564	19,254
Insurance Australia Group Ltd.	3,494	17,840
Intact Financial Corp.	885	170,128
Japan Post Holdings Co. Ltd.	24,200	231,105
Legal & General Group PLC	15,393	46,725
Manulife Financial Corp.	10,281	304,180
MS&AD Insurance Group Holdings, Inc.	15,400	358,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	231	127,434
NN Group NV	5,897	294,713

	Shares/ Principal	Fair Value

Insurance (continued)
Old Mutual Ltd.	29,187	$23,204
Phoenix Group Holdings PLC	810	6,079
Ping An Insurance Group Co. of China Ltd., Class H	66,500	429,350
Porto Seguro SA	3,608	24,189
Poste Italiane SpA (a)	3,756	52,776
Power Corp. of Canada	1,230	38,841
Prudential PLC	16,178	150,731
QBE Insurance Group Ltd.	9,336	107,127
Sampo Oyj, Class A	706	33,014
Samsung Fire & Marine Insurance Co. Ltd.	77	20,285
Samsung Life Insurance Co. Ltd.	645	45,969
Sanlam Ltd.	25,363	129,519
Sompo Holdings, Inc.	6,000	134,270
T&D Holdings, Inc.	2,900	50,584
Tokio Marine Holdings, Inc.	18,500	676,549
Zurich Insurance Group AG	787	475,624
		6,335,962
Interactive Media & Services - 2.4%
Auto Trader Group PLC (a)	2,686	31,266
Autohome, Inc., ADR	681	22,214
Baidu, Inc., Class A *	14,438	196,286
Kakao Corp.	898	24,824
Kuaishou Technology *,(a)	9,800	69,203
LY Corp.	9,200	26,968
NAVER Corp.	1,453	188,222
REA Group Ltd.	1,677	233,847
Scout24 SE (a)	1,657	142,858
Tencent Holdings Ltd.	41,900	2,398,293
		3,333,981
IT Services - 1.2%
Capgemini SE	328	70,998
CGI, Inc. *	6,470	745,299
Fujitsu Ltd.	10,000	205,222
Nomura Research Institute Ltd.	3,300	122,274
Otsuka Corp.	800	19,821
Samsung SDS Co. Ltd.	746	88,251
Shopify, Inc., Class A *	5,124	410,959
		1,662,824
Leisure Products - 0.0%†
Sankyo Co. Ltd.	1,600	23,557
Life Sciences Tools & Services - 0.1%
Lonza Group AG	26	16,478
Pharmaron Beijing Co. Ltd., Class H (a)	8,550	16,511
Samsung Biologics Co. Ltd. *,(a)	154	115,055
		148,044
Machinery - 1.6%
Alfa Laval AB	3,512	168,937
Amada Co. Ltd.	18,300	186,467

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Machinery (continued)
Atlas Copco AB, Class B	420	$7,201
DMG Mori Co. Ltd.	8,800	185,548
FANUC Corp.	2,700	79,090
GEA Group AG	2,687	131,828
IMI PLC	3,274	79,575
Komatsu Ltd.	7,900	219,039
Kubota Corp.	8,900	126,370
SKF AB, Class B	5,416	107,929
Toyota Industries Corp.	1,400	107,907
Trelleborg AB, Class B	3,458	133,113
Volvo AB, Class B	7,782	205,901
Wartsila OYJ Abp	3,640	81,655
Weichai Power Co. Ltd., Class A	100,100	226,420
Yangzijiang Shipbuilding Holdings Ltd.	72,200	137,980
Yutong Bus Co. Ltd.	6,000	22,534
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	15,200	16,422
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	11,174
		2,235,090
Marine Transportation - 0.2%
AP Moller - Maersk A/S, Class B	138	232,634
COSCO SHIPPING Holdings Co. Ltd., Class A	8,800	19,704
COSCO SHIPPING Holdings Co. Ltd., Class H	19,550	32,820
Kuehne + Nagel International AG	118	32,286
Pan Ocean Co. Ltd.	6,800	20,774
		338,218
Media - 0.5%
Informa PLC	34,963	384,654
Publicis Groupe SA	3,554	389,505
		774,159
Metals & Mining - 3.2%
Aluminum Corp. of China Ltd., Class H	54,000	42,964
Anglo American Platinum Ltd.	982	35,352
Anglo American PLC	2,347	76,155
Anglogold Ashanti PLC	5,485	146,094
Baoshan Iron & Steel Co. Ltd., Class A	16,900	16,717
Barrick Gold Corp.	21,489	427,887
BHP Group Ltd.	44,914	1,432,072
BHP Group Ltd.	2,965	91,990
CMOC Group Ltd., Class H	27,000	26,522
First Quantum Minerals Ltd. *	1,630	22,249
Franco-Nevada Corp.	772	95,992
Glencore PLC *	31,214	179,073
Gold Fields Ltd.	2,372	37,004
Grupo Mexico SAB de CV, Series B	25,451	142,823
MMG Ltd. *	40,000	14,265
Northern Star Resources Ltd.	8,868	98,250

	Shares/ Principal	Fair Value

Metals & Mining (continued)
Press Metal Aluminium Holdings BHD	102,200	$125,411
Rio Tinto Ltd.	3,669	328,683
Rio Tinto PLC	4,255	302,437
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	18,354
South32 Ltd.	33,629	87,954
Vale SA	37,530	438,785
Wheaton Precious Metals Corp.	2,617	160,009
Zijin Mining Group Co. Ltd., Class H	80,000	181,886
		4,528,928
Multi-Utilities - 1.0%
A2A SpA	59,795	138,407
AGL Energy Ltd.	23,295	191,184
Algonquin Power & Utilities Corp.	45,045	246,406
Canadian Utilities Ltd., Class A	3,855	102,442
Engie SA	32,022	554,477
National Grid PLC	3,990	55,126
Veolia Environnement SA	2,880	94,884
		1,382,926
Oil, Gas & Consumable Fuels - 3.5%
Aker BP ASA	4,476	96,127
BP PLC	168,904	887,433
Canadian Natural Resources Ltd.	11,623	386,387
Cenovus Energy, Inc.	5,791	96,963
China Petroleum & Chemical Corp., Class H	44,000	27,417
Enbridge, Inc.	8,742	355,517
Eni SpA	1,324	20,217
Equinor ASA	11,359	287,624
Keyera Corp.	6,300	196,655
OMV AG	1,501	64,260
Pembina Pipeline Corp.	805	33,220
PetroChina Co. Ltd., Class A	14,900	19,156
PetroChina Co. Ltd., Class H	228,000	186,099
Petroleo Brasileiro SA	10,493	75,685
Petronas Dagangan BHD	10,400	45,045
PTT Exploration & Production PCL, NVDR	18,900	76,945
PTT PCL, NVDR	117,700	124,366
Repsol SA	5,342	70,619
Shell PLC	44,503	1,447,582
S-Oil Corp.	753	35,240
Star Petroleum Refining PCL, NVDR	47,400	10,385
Suncor Energy, Inc.	8,448	312,169
Ultrapar Participacoes SA	27,650	108,045
Whitecap Resources, Inc.	6,700	50,091
		5,013,247
Passenger Airlines - 0.1%
Air China Ltd., Class H *	20,000	11,175
Korean Air Lines Co. Ltd.	1,051	18,124

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Passenger Airlines (continued)
Qantas Airways Ltd. *	16,734	$86,140
		115,439
Personal Care Products - 0.9%
Beiersdorf AG	70	10,558
Kao Corp.	5,900	293,226
LG H&H Co. Ltd.	67	19,418
L'Oreal SA	47	21,089
Unilever PLC	8,507	552,755
Unilever PLC	6,813	442,218
		1,339,264
Pharmaceuticals - 7.1%
Aspen Pharmacare Holdings Ltd.	3,918	44,335
Astellas Pharma, Inc.	30,200	347,731
AstraZeneca PLC	6,459	1,003,959
Bayer AG	7,390	250,109
CSPC Pharmaceutical Group Ltd.	153,040	119,201
Daiichi Sankyo Co. Ltd.	9,600	316,040
GSK PLC	35,544	723,021
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,400	62,616
Kyowa Kirin Co. Ltd.	3,100	54,766
Novartis AG	16,896	1,945,879
Novo Nordisk A/S, Class B	19,698	2,320,291
Ono Pharmaceutical Co. Ltd.	6,700	89,535
Otsuka Holdings Co. Ltd.	3,700	209,082
Recordati Industria Chimica e Farmaceutica SpA	376	21,317
Roche Holding AG (Common share)	269	92,287
Roche Holding AG (Common share, participation certificates)	3,490	1,119,547
Sanofi SA	3,091	354,975
Santen Pharmaceutical Co. Ltd.	9,300	112,772
Sino Biopharmaceutical Ltd.	84,000	40,337
Takeda Pharmaceutical Co. Ltd.	16,100	461,817
Teva Pharmaceutical Industries Ltd., ADR *	13,313	239,900
UCB SA	312	56,410
		9,985,927
Professional Services - 2.4%
Bureau Veritas SA	1,586	52,712
Experian PLC	9,417	496,544
Intertek Group PLC	6,792	470,099
Recruit Holdings Co. Ltd.	12,900	785,057
RELX PLC	12,770	601,058
Teleperformance SE	184	19,098
Thomson Reuters Corp.	2,685	458,494
Wolters Kluwer NV	2,682	452,878
		3,335,940

	Shares/ Principal	Fair Value

Real Estate Management & Development - 0.8%
Central Pattana PCL, NVDR	9,900	$20,614
China Overseas Land & Investment Ltd.	14,500	29,719
China Resources Land Ltd.	18,000	66,392
CK Asset Holdings Ltd.	27,500	121,081
Colliers International Group, Inc.	169	25,676
Daito Trust Construction Co. Ltd.	1,000	121,714
Daiwa House Industry Co. Ltd.	1,200	37,794
FirstService Corp.	1,334	244,010
Hulic Co. Ltd.	8,900	90,499
Mitsubishi Estate Co. Ltd.	3,800	59,999
Mitsui Fudosan Co. Ltd.	6,900	64,543
Nomura Real Estate Holdings, Inc.	700	18,748
Sino Land Co. Ltd.	14,000	15,374
SM Prime Holdings, Inc.	21,800	12,566
Sun Hung Kai Properties Ltd.	6,000	66,083
Wharf Real Estate Investment Co. Ltd.	23,000	81,429
		1,076,241
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	34,392	56,873
Scentre Group	27,772	70,324
		127,197
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	2,267	1,886,432
Disco Corp.	200	52,419
Inari Amertron BHD	79,500	55,911
Infineon Technologies AG	2,028	71,205
SK Hynix, Inc.	3,898	520,449
STMicroelectronics NV	9,278	275,953
Tokyo Electron Ltd.	5,500	972,420
		3,834,789
Software - 2.0%
Constellation Software, Inc.	143	464,202
Dassault Systemes SE	8,117	322,771
Kingdee International Software Group Co. Ltd. *	25,000	28,967
Nemetschek SE	1,105	114,691
Nice Ltd. *	628	109,537
Open Text Corp.	1,767	58,885
Oracle Corp. Japan	200	20,617
SAP SE	5,966	1,360,968
TOTVS SA	4,800	25,261
Trend Micro, Inc.	1,100	65,259
Xero Ltd. *	2,165	224,454
		2,795,612
Specialty Retail - 0.7%
Avolta AG *	2,629	111,574
Fast Retailing Co. Ltd.	300	99,455

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Foschini Group Ltd. (The)	1,691	$15,328
Industria de Diseno Textil SA	9,041	536,194
Lojas Renner SA	27,451	90,734
Zalando SE *,(a)	2,302	76,098
		929,383
Technology Hardware, Storage & Peripherals - 1.6%
Canon, Inc.	8,200	269,607
Lenovo Group Ltd.	76,000	103,714
Logitech International SA	2,697	241,581
Samsung Electronics Co. Ltd.	28,168	1,324,717
Xiaomi Corp., Class B *,(a)	88,400	256,067
		2,195,686
Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	1,743	462,781
ANTA Sports Products Ltd.	12,600	153,211
Cie Financiere Richemont SA, Class A	3,823	606,387
Gildan Activewear, Inc.	6,288	296,306
HUGO BOSS AG	1,107	50,765
Kering SA	379	108,643
LVMH Moet Hennessy Louis Vuitton SE	1,429	1,098,044
Moncler SpA	650	41,364
Pandora A/S	309	51,003
Xtep International Holdings Ltd.	22,000	17,107
		2,885,611
Tobacco - 1.2%
British American Tobacco PLC	18,787	686,447
Imperial Brands PLC	8,430	245,714
Japan Tobacco, Inc.	25,000	730,390
KT&G Corp.	780	64,955
		1,727,506
Trading Companies & Distributors - 0.8%
AddTech AB, Class B	1,783	53,508
Bunzl PLC	2,083	98,741
Marubeni Corp.	5,800	94,883
Mitsubishi Corp.	13,800	284,847
Mitsui & Co. Ltd.	7,400	164,410
Sumitomo Corp.	12,600	281,351
Toyota Tsusho Corp.	7,200	130,117
		1,107,857
Transportation Infrastructure - 0.2%
Flughafen Zurich AG	305	73,543
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	15,251
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,263	21,988
Transurban Group	18,383	167,449
		278,231
Wireless Telecommunication Services - 0.7%
KDDI Corp.	5,100	163,796

	Shares/ Principal	Fair Value

Wireless Telecommunication Services (continued)
MTN Group Ltd.	10,247	$54,605
SK Telecom Co. Ltd.	749	32,017
SoftBank Corp.	144,000	188,457
SoftBank Group Corp.	5,100	300,459
Vodacom Group Ltd.	2,599	16,510
Vodafone Group PLC	232,156	233,677
		989,521
Total Common Stocks
(Cost - $96,901,116)		121,067,956
Exchange Traded Funds - 5.8%
Equity Funds - 5.8%
iShares MSCI Saudi Arabia ETF	40,900	1,746,430
iShares MSCI Taiwan ETF	120,385	6,485,140
Total Exchange Traded Funds
(Cost - $6,380,955)		8,231,570
Preferred Stocks - 0.6%
Automobiles - 0.0%†
Volkswagen AG	58	6,160
Banks - 0.3%
Banco Bradesco SA	57,243	155,148
Bancolombia SA	1,950	15,501
Itau Unibanco Holding SA	33,818	225,358
		396,007
Chemicals - 0.0%†
Braskem SA, Class A *	10,152	37,209
Electric Utilities - 0.0%†
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	4,880	21,775
Energisa S/A	2,352	3,391
		25,166
Household Products - 0.0%†
Henkel AG & Co. KGaA	284	26,751
Metals & Mining - 0.1%
Gerdau SA	5,185	18,223
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	19,662
		37,885
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA	18,228	120,766
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	4,374	170,251
Total Preferred Stocks
(Cost - $899,033)		820,195
Warrants - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 6.6%
Money Market Funds - 6.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(b) (Cost - $9,267,670)	9,267,670	$9,267,670
Total Short-Term Investments (Cost - $9,267,670)		9,267,670
Total Investments - 98.6%
(Cost - $113,448,774)		$139,387,391
Other Assets Less Liabilities - Net 1.4%		1,933,569
Total Net Assets - 100.0%		$141,320,960

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2024, these securities amounted to $2,251,491 or 1.6% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE Taiwan Index Future	Goldman Sachs & Co.	9	10/30/2024	$671,760	$(7,191)
MSCI EAFE Future	Goldman Sachs & Co.	18	12/20/2024	2,239,020	28,360
MSCI Emerging Market Index Future	Goldman Sachs & Co.	17	12/20/2024	996,795	49,325
MSCI India Index Future	Goldman Sachs & Co.	44	12/20/2024	6,247,120	76,683
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	12/19/2024	213,835	3,035

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$150,212